UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                          Par                Interest                Maturity
Issue                                                    (000)                 Rate*                   Date            Value
=================================================================================================================================
U.S. Treasury Bills - 94.1%
=================================================================================================================================
U.S. Treasury Bills                                     $ 20,974            1.47 - 3.09 %            3/06/2008     $   20,969,580
                                                          27,789           1.985 - 2.93              3/13/2008         27,768,120
                                                          14,245          2.212 - 2.341              3/20/2008         14,229,371
                                                          10,400                   2.32              3/27/2008         10,383,915
                                                           8,280            3.19 - 3.30              4/03/2008          8,256,971
                                                           5,460           3.02 - 3.201              4/10/2008          5,441,574
                                                          18,809            2.00 - 3.09              4/17/2008         18,739,700
                                                          10,146          2.263 - 2.345              4/24/2008         10,111,888
                                                           4,273           2.169 - 2.32              5/01/2008          4,256,821
                                                           5,000                   2.20              5/08/2008          4,979,833
                                                          10,000                  2.271              5/15/2008          9,953,949
                                                          25,000          2.207 - 2.212              5/22/2008         24,877,097
                                                          20,200                  2.195              5/29/2008         20,092,847
                                                             169                   2.33              6/12/2008            167,895
                                                             967                  3.192              7/03/2008            956,540
                                                           5,000                  2.386              7/24/2008          4,952,611
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost - $186,138,712)                                                                       186,138,712
=================================================================================================================================
U.S. Treasury Notes - 5.8%
=================================================================================================================================
U.S. Treasury Notes                                       11,500                  4.625              3/31/2008         11,514,209
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost - $11,514,209)                                                                         11,514,209
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $197,652,921**) - 99.9%                                                                     197,652,921

Other Assets Less Liabilities - 0.1%                                                                                      191,764
                                                                                                                   --------------
Net Assets - 100.0%                                                                                                $  197,844,685
                                                                                                                   ==============

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
**    Cost for federal income tax purposes.

Merrill Lynch U.S. Treasury Money Fund

Effective December 1, 2007, Merrill Lynch U.S. Treasury Money Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:
      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                      $           0            $ 0
Level 2                                        197,652,921              0
Level 3                                                  0              0
--------------------------------------------------------------------------------
Total                                        $ 197,652,921            $ 0
================================================================================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2008


By: /s/ Donald C. Burke
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2008